Leases - Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Repayment of lease liabilities		$ (1,251)		$ (850)		$ (1,098)
Lease Liabilities [Member]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance	[1],[2]	8,822	[3],[4]	3,193
Additions to right-of-use assets		3,432	[3],[4]	6,682	[1],[2]
Termination lease		(69)	[3],[4]	(107)	[1],[2]
Depreciation expense			[3],[4]		[1],[2]
Exchange rate differences		128	[3],[4]	(96)	[1],[2]
Repayment of lease liabilities		(1,251)	[3],[4]	(850)	[1],[2]
Ending balance		11,062	[3],[4]	8,822	[1],[2],[3],[4]	3,193	[1],[2]
Right-of-use assets [member]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance		7,761		2,568
Additions to right-of-use assets		3,432		6,546
Termination lease		(84)		(109)
Depreciation expense		(1,492)		(1,244)
Exchange rate differences
Repayment of lease liabilities
Ending balance		9,617		7,761		2,568
Right-of-use assets [member] | Rented Offices [Member]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance	[5]	6,363	[6]	1,732
Additions to right-of-use assets		2,547	[6]	5,131	[5]
Termination lease		(12)	[6]		[5]
Depreciation expense		(666)	[6]	(500)	[5]
Exchange rate differences			[6]		[5]
Repayment of lease liabilities			[6]		[5]
Ending balance		8,232	[6]	6,363	[5],[6]	1,732	[5]
Right-of-use assets [member] | Vehicles [Member]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance		1,397		829
Additions to right-of-use assets		858		1,415
Termination lease		(73)		(109)
Depreciation expense		(812)		(738)
Exchange rate differences
Repayment of lease liabilities
Ending balance		1,370		1,397		829
Right-of-use assets [member] | Computers, Software, Equipment and Office Furniture [Member]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance		1		7
Additions to right-of-use assets		28
Termination lease
Depreciation expense		(14)		(6)
Exchange rate differences
Repayment of lease liabilities
Ending balance		$ 15		$ 1		$ 7

[1]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 3.06%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.
[2]	The balance does not include current maturities of lease of $134 thousand that were classified to other accounts receivables due to expected lease incentive. During 2023, the Company recognized $367 thousand as financial expenses on lease liabilities. During 2023, the total cash outflow for leases was $850 thousand.
[3]	The balance does not include current maturities of lease of $267 thousand that were classified to other accounts receivables due to expected lease incentive. During 2024, the Company recognized $587 thousand as financial expenses on lease liabilities. During 2024, the total cash outflow for leases was $1,251 thousand.
[4]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 6.16%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.
[5]	Out of the Depreciation expense $20 thousand was capitalized to the Leasehold Improvements.
[6]	Out of the Depreciation expense $127 thousand was capitalized to the Leasehold Improvements.